Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost	$ 153,265,789	$ 3,720,235
Accumulated depreciation	(620,454)	(19,161)
Assets net	152,645,335	3,701,074
Depreciation	175,843	16,129
Land [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost	3,678,296
Assets net	3,678,296
Land with a related party
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost	3,599,324	3,599,324
Assets net	3,599,324	3,599,324
Building
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost	57,362,041
Accumulated depreciation	(436,209)
Assets net	56,925,832
Right To Use Assets Held Under Finance Lease With Related Party Member
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost	56,747,769
Construction in Progress [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost	23,525,658
Assets net	23,525,658
Construction In Progress Related Party Member
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost	54,648,634
Assets net	54,648,634
Automobiles [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost	151,898
Accumulated depreciation	(14,791)
Assets net	137,107
Leasehold Improvements [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost	871,259
Accumulated depreciation	(17,660)
Assets net	853,599
Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost	1,803,347	25,399
Accumulated depreciation	(68,074)	(7,235)
Assets net	1,735,273	18,164
Machinery
Property, Plant and Equipment, Net, by Type [Abstract]
Original cost	7,625,332	95,512
Accumulated depreciation	(83,720)	(11,926)
Assets net	$ 7,541,612	$ 83,586